Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
14—LONG
TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

14
-
1
Long-term debt:

	December 31,
	2017	2016
France term loan	700	-
Japanese term loan (YEN)	40	119
Germany term loan	399	353
Italy term loan	78	128
Total long term debt	1,217	600
Less current portion	(383)	(215)
Total long-term portion	834	384

As of
December 31, 2017
and
2016,
long-term debt in Japan consists of
two
loans in Yen with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%	Monthly instalment
	10,000,000	June 30, 2018	2.10%	Monthly instalment

As of
December 31, 2017
and
2016,
long-term debt in Germany consists of
two
loans in euro with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment

This loan is pledged by an HIFU equipment with a purchase value of
€450
thousand.

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment

This loan is pledged by an UDS equipment with a purchase value of
€136
thousand.

As of
December 31, 2017
and
2016,
long-term debt in Italy consists of a loan in euro for an initial amount of
€242
thousand with an interest rate of Euribor
1
month +
4.5%
due to mature on
June 6, 2019.

As of
December 31, 2017,
long-term debt in France consists of
one
loan in Euro to finance the ERP project with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Reimbursement Periodicity
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

14
-
2
Financial instruments carried at fair value:

	December 31,
	2017	2016
Investor Warrants	840	3,921

Total	840	3,921
Less current portion	(840)	(640)
Total long-term portion	-	3,281

The Company determined that the
March 2012
Warrants to purchase up to
1,575,000
new ordinary shares of the Company (
1,406,250
shares underlying the
March 2012
Investor Warrants and
168,750
shares underlying the
March 2012
Placement Agent Warrants) should be accounted for as a liability.

On
May 28, 2013,
pursuant to a securities purchase agreement dated
May 20, 2013,
as amended, the Company issued
3,000,000
new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“May 2013
Placement”), at a price of
$4.00
per share, with warrants attached (the
“May 2013
Investor Warrants”). The
May 2013
Investor Warrants allow investors to purchase up to
1,500,000
shares in the form of ADSs at an exercise price of
$4.25.
The
May 2013
Investor Warrants are exercisable as from
November 29, 2013
and expire on
November 29, 2018.
The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC with an exercise price of
$5.00
per share (the
“May 2013
Placement Agent Warrants” and together with the
May 2013
Investor Warrants, the
“May 2013
Warrants”), The
May 2013
Placement Agent Warrants are exercisable from
November 29, 2013
and expire on
May 28, 2016.
As the
May 2013
Warrants comprised the same structure and provisions than the
March 2012
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
May 2013
Warrants should be accounted for as a liability. Total gross proceeds for the
May 2013
Placement amounted to
$12
million (€
9.270
million), out of which
$3.817
million (
€2.950
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$8.183
million (
€6.320
million) allocated to the share capital increase (see note
16
-
1
). The Company used the Black-Scholes pricing model to value the
May 2013
Warrants at inception, with changes in fair value recorded as a financial expense or income.

On
April 14, 2016,
pursuant to a securities purchase agreement dated
April 7, 2016,
the Company issued
3,283,284
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“April 2016
Placement”), at a price of
$3.50
per share, with warrants attached (the
“April 2016
Investor Warrants”). The
April 2016
Investor Warrants allow investors to purchase up to
3,283,284
shares in the form of ADSs at an exercise price of
$4.50.
The
April 2016
Investor Warrants are exercisable from
October 14, 2016
and expire on
October 14, 2018.
As the
April 2016
Warrants comprised the same structure and provisions than the
March 2012
and
May 2013
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
April 2016
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$11.5
million (€
10.2
million), out of which
$3.578
million (
€3.168
million) allocated to the Investor Warrants based on their fair value and accounted for as liability, and the remaining
$7.913
million (
€7.006
million) allocated to the share capital increase (see Note
16
-
1
). The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form
6
-K dated
April 14, 2016.

The Company used the Black-Scholes pricing model to value the
April 2016
Warrants at inception, with changes in fair value recorded as a financial expense or income.

Fair Value of the
March 2012
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2017	December 31, 2016
Share price at closing date	$1.95	-	$3.28
Strike price of warrants	$2.75	-	$2.75
Risk free interest rate at 5 years	1.05%	-	0%
Share price volatility	120%	-	60.2%
Dividend rates	0%	-	0%
Unit fair value	$1.55	-	$0.69
Total fair value (in thousands)	$2,173	-	$675
Total equivalent amount (in thousand €)	€1,629	-	€640

As of
December 31, 2017,
all of the
March 2012
Investors Warrants were exercised or forfeited.

Fair Value of the
May 2013
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2017	December 31, 2016
Share price at closing date	$3.96	$2.87	$3.28
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	57.40%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$0.26	$0,79
Total fair value (in thousand)	$3,525	$392	$1,179
Total equivalent amount (in thousand €)	€2,725	€328	€1,119

Fair Value of the
April 2016
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	December 31, 2017	December 31, 2016
Share price at closing date	3.64	2.87	3.28
Strike price of warrants	$4.50	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%	0%
Share price volatility	60.20%	57.40%	60.20%
Dividend rates	0%	0%	0%
Unit fair value	$1.09	$0.19	$0.69
Total fair value (in thousands)	$3,579	$614	$2,279
Total equivalent amount (in thousands €)	€3,168	€513	€2,162

Refer to Note
24
for more details on the fair value of Financial Instruments.

14
-
3
Long-term debt and financial instruments maturity:

Long-term debt and financial instruments carried at fair value at
December 31, 2017
mature as follows:

2018	1,223
2019	318
2020	285
2021	203
2022	29
Total	2,058